Consolidated statements of operations (USD $)	12 Months Ended		69 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2013
Operating Expenses
Administration	$ 61,355	$ 215,687	$ 902,859
Advertising	577,105	1,028,472	1,741,485
Business development	605,170	411,367	1,016,537
Consulting fees	961,108	2,783,987	8,221,714
Depreciation	220	278	2,217
Foreign exchange loss	175,791	198,974	133,503
Investor relations	279,045	487,996	1,257,798
Management fees	667,963	1,088,541	3,281,301
Mineral property impairment	0	0	652,784
Mineral property option payments and exploration costs	9,411,342	7,286,863	20,669,611
Office and miscellaneous	110,181	59,905	297,726
Professional fees	717,311	253,380	1,274,721
Property investigation costs	0	24,483	24,483
Transfer agent and filing fees	61,751	79,186	344,953
Net loss before other items	(13,628,342)	(13,919,119)	(39,821,690)
Other items
Accretion expense	(93,566)	0	(93,566)
Change in fair value of derivative liability	4,219,489	22,209,156	4,780,839
Interest income	27,719	62,497	90,216
Loss on debt settlement	0	0	(37,488)
Other income	0	153,125	153,125
Operating Income (Loss)	4,153,642	22,424,778	4,893,126
Net profit (loss)	$ (9,474,700)	$ 8,505,659	$ (34,928,564)
Earnings (loss) per share - basic	$ (0.05)	$ 0.06
Earnings (loss) per share - dilutive	$ (0.05)	$ 0.06
Weighted average number of shares outstanding during the year - basic	174,339,008	131,524,259
Weighted average number of shares outstanding during the year - dilutive	174,339,008	141,311,514